Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 60% Portfolio

September 30, 2019

VIPFM-60-QTLY-1119
1.856868.112

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.2%
	Shares	Value
Fidelity Contrafund (a)	6,974,724	$89,694,954
Fidelity Emerging Asia Fund (a)	320,605	13,808,445
Fidelity Emerging Markets Discovery Fund (a)	1,713,627	22,945,466
Fidelity Emerging Markets Fund (a)	3,235,181	102,781,700
Fidelity Equity-Income Fund (a)	1,583,591	94,128,655
Fidelity Europe Fund (a)	1,096,623	38,283,117
Fidelity Global Commodity Stock Fund (a)	4,324,283	51,934,635
Fidelity Gold Portfolio (a)	3,715,444	82,557,158
Fidelity International Capital Appreciation Fund (a)	1,167,419	25,578,144
Fidelity International Discovery Fund (a)	1,132,832	47,703,547
Fidelity International Enhanced Index Fund (a)	8,052,064	74,320,549
Fidelity International Small Cap Fund (a)	1,611,198	41,858,929
Fidelity International Small Cap Opportunities Fund (a)	2,168,195	40,263,382
Fidelity International Value Fund (a)	7,242,467	57,794,890
Fidelity Japan Fund (a)	7,414,052	113,286,713
Fidelity Japan Smaller Companies Fund (a)	5,055,826	85,746,801
Fidelity Large Cap Value Enhanced Index Fund (a)	2,120,449	27,989,929
Fidelity Low-Priced Stock Fund (a)	1,814,609	81,421,518
Fidelity Mega Cap Stock Fund (a)	9,317,429	135,568,595
Fidelity Overseas Fund (a)	7,389,848	355,821,182
Fidelity Pacific Basin Fund (a)	699,409	22,024,386
Fidelity Real Estate Investment Portfolio (a)	1,250,280	58,550,595
Fidelity Stock Selector All Cap Fund (a)	39,717,357	1,831,367,352
Fidelity Value Discovery Fund (a)	1,549,128	43,979,755
TOTAL EQUITY FUNDS
(Cost $3,382,540,313)		3,539,410,397

Fixed-Income Funds - 35.7%
Fidelity Floating Rate High Income Fund (a)	5,960,249	56,443,561
Fidelity Inflation-Protected Bond Index Fund (a)	23,618,810	240,675,673
Fidelity Long-Term Treasury Bond Index Fund (a)	7,748,217	115,215,994
Fidelity New Markets Income Fund (a)	3,650,675	53,956,977
Fidelity U.S. Bond Index Fund (a)	130,660,608	1,565,314,089
TOTAL FIXED-INCOME FUNDS
(Cost $1,915,662,888)		2,031,606,294

Money Market Funds - 1.9%
Fidelity Cash Central Fund 1.96% (b)	21,442,538	21,446,826
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.01% (a)(c)	84,696,621	84,722,030
TOTAL MONEY MARKET FUNDS
(Cost $106,160,402)		106,168,856
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.87% to 2.07% 10/17/19 to 12/26/19 (d)
(Cost $11,546,070)	11,570,000	11,547,865
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,415,909,673)		5,688,733,412
NET OTHER ASSETS (LIABILITIES) - 0.0%		(811,604)
NET ASSETS - 100%		$5,687,921,808

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	375	Dec. 2019	$55,846,875	$(662,221)	$(662,221)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	923	Dec. 2019	87,611,160	1,008,199	1,008,199
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	539	Dec. 2019	27,001,205	957,228	957,228
JPN Nikkei 225 Index(OSE) Contracts (Japan)	544	Dec. 2019	109,479,214	(2,719,968)	(2,719,968)

TOTAL SOLD					$(754,541)

TOTAL FUTURES CONTRACTS					$(1,416,762)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 3.9%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,547,865.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,109,428
Total	$1,109,428

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$88,050,901	$2,456,669	$15,210,028	$833,116	$(190,068)	$14,587,480	$89,694,954
Fidelity Diversified International Fund	98,972,374	6,733,400	119,222,278	--	29,886,847	(16,370,343)	--
Fidelity Emerging Asia Fund	4,715,904	8,835,058	1,064,607	--	41,113	1,280,977	13,808,445
Fidelity Emerging Markets Discovery Fund	8,278,973	15,456,703	1,842,601	--	(175,089)	1,227,480	22,945,466
Fidelity Emerging Markets Fund	20,794,682	80,858,505	8,190,128	--	(163,832)	9,482,473	102,781,700
Fidelity Equity-Income Fund	91,381,985	3,423,828	15,210,196	1,800,110	(968,378)	15,501,416	94,128,655
Fidelity Europe Fund	37,045,442	3,404,914	6,481,900	--	(199,845)	4,514,506	38,283,117
Fidelity Floating Rate High Income Fund	55,916,157	3,175,234	4,285,170	2,156,234	17,061	1,620,279	56,443,561
Fidelity Global Commodity Stock Fund	51,432,835	1,018,974	4,285,140	--	(156,526)	3,924,492	51,934,635
Fidelity Gold Portfolio	--	86,335,178	843,125	--	10,042	(2,944,937)	82,557,158
Fidelity Inflation-Protected Bond Index Fund	194,749,331	91,203,095	57,492,310	568,258	(1,687,582)	13,903,139	240,675,673
Fidelity International Capital Appreciation Fund	23,578,856	1,486,912	4,703,507	--	518,494	4,697,389	25,578,144
Fidelity International Discovery Fund	80,558,575	7,170,811	51,965,700	--	(7,103,003)	19,042,864	47,703,547
Fidelity International Enhanced Index Fund	76,793,458	5,797,321	15,453,263	--	(1,376,738)	8,559,771	74,320,549
Fidelity International Small Cap Fund	35,860,014	9,158,918	7,091,841	--	324,659	3,607,179	41,858,929
Fidelity International Small Cap Opportunities Fund	37,679,803	3,443,408	6,681,213	--	440,183	5,381,201	40,263,382
Fidelity International Value Fund	52,483,982	5,727,519	5,675,375	--	(542,543)	5,801,307	57,794,890
Fidelity Investments Money Market Government Portfolio Institutional Class 1.90%	175,947,358	253,461,818	429,409,176	1,008,215	--	--	--
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 2.01%	82,786,699	29,855,430	27,930,765	1,565,306	2,243	8,423	84,722,030
Fidelity Japan Fund	108,255,908	1,618,468	13,546,892	--	(79,059)	17,038,288	113,286,713
Fidelity Japan Smaller Companies Fund	76,545,198	--	--	--	--	9,201,603	85,746,801
Fidelity Large Cap Value Enhanced Index Fund	27,193,093	428,482	3,757,913	--	(222,557)	4,348,824	27,989,929
Fidelity Long-Term Treasury Bond Index Fund	125,053,091	50,800,553	74,238,504	1,944,637	(2,072,181)	15,673,035	115,215,994
Fidelity Low-Priced Stock Fund	85,242,387	7,771,730	15,209,871	6,148,337	(1,367,275)	4,984,547	81,421,518
Fidelity Mega Cap Stock Fund	133,753,904	13,352,466	22,813,235	10,918,591	(2,337,579)	13,613,039	135,568,595
Fidelity New Markets Income Fund	25,913,953	30,875,211	4,032,066	1,926,428	(155,428)	1,355,307	53,956,977
Fidelity Overseas Fund	282,360,057	74,767,815	58,135,537	--	2,869,334	53,959,513	355,821,182
Fidelity Pacific Basin Fund	19,678,051	1,924,547	3,466,314	--	201,515	3,686,587	22,024,386
Fidelity Real Estate Investment Portfolio	15,596,157	40,372,805	2,236,875	1,885,949	28,231	4,790,277	58,550,595
Fidelity Stock Selector All Cap Fund	1,712,686,646	143,093,472	349,816,964	(22,286)	(10,607,548)	336,011,746	1,831,367,352
Fidelity U.S. Bond Index Fund	1,421,133,755	266,588,862	212,988,584	31,125,946	(44,155)	90,624,211	1,565,314,089
Fidelity Value Discovery Fund	44,633,718	1,405,708	7,605,259	594,041	(35,858)	5,581,446	43,979,755
	$5,295,073,247	$1,252,003,814	$1,550,886,337	$62,452,882	$4,854,478	$654,693,519	$5,655,738,721

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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